Acquisition of business operations	12 Months Ended
Dec. 31, 2023
Acquisition of business operations
Acquisition of business operations

27 Acquisition of business operations

Acquisitions of business operations in 2023

On 16 January 2023, AstraZeneca completed the acquisition of Neogene Therapeutics Inc. (Neogene), a global clinical-stage biotechnology company pioneering the discovery, development and manufacturing of next-generation T-cell receptor therapies (TCR-Ts). The purchase price allocation exercise has completed, with the fair value of total consideration determined at $267m. Intangible assets of $100m and goodwill of $158m were recognised in the acquisition balance sheet, as well as a cash outflow of $189m net of cash acquired. Future contingent milestones-based and non-contingent consideration is payable to a maximum of $120m. Neogene’s results have been consolidated into the Group’s results from 16 January 2023.

Acquisitions of business operations in 2022

On 16 November 2022, AstraZeneca completed the acquisition of 100% of the issued shares of LogicBio Therapeutics, Inc. (LogicBio) based in Lexington, MA, US. LogicBio is a clinical-stage genetic medicine company pioneering genome editing and gene delivery platforms to address rare and serious diseases from infancy through adulthood. The total consideration was $72m. Cash of $68m was paid on the completion date, with $4m of outstanding options, which will be settled in cash, recorded in current Trade and other payables. Goodwill of $15m, assets of $82m, including $46m of intangible assets, and liabilities of $25m were recognised on acquisition. LogicBio’s results have been consolidated into the Group’s results from 16 November 2022.

Acquisitions of business operations in 2021

On 21 July 2021, AstraZeneca completed the acquisition of 100% of the issued shares of Alexion Pharmaceuticals, Inc (Alexion), based in Boston, MA, US. Alexion is a global biopharmaceutical company focused on serving patients and families affected by rare diseases and devastating conditions through the discovery, development and commercialisation of life-changing medicines.

At closing, Alexion shareholders received 2.1243 AstraZeneca American Depositary Shares (ADSs) and $60 in cash for each of their Alexion shares. Unvested Alexion employee share awards were converted to equivalent AstraZeneca share awards. The fair value of the purchase consideration was $41,058m, comprising AstraZeneca ADSs of $27,196m, cash of $13,349m and replacement employee share awards of $513m.

The Group funded the cash element of the acquisition with $8bn of new long-term debt, issued in May and June 2021, $4bn of term loans drawn in July 2021 under the $17.5bn committed bank facilities entered into in December 2020 to secure the acquisition financing, and existing cash balances. The Group cancelled the remaining $13.5bn of the facilities in June, July and October 2021. Loans and borrowings of $2.3bn acquired with Alexion were repaid in full shortly following completion of the acquisition.

The acquisition was accounted for as a business combination using the acquisition method of accounting in accordance with IFRS 3 ‘Business Combinations’ and consequently the Alexion assets acquired, and liabilities assumed, were recorded by AstraZeneca at fair value, with the excess of the purchase price over the fair value of the identifiable assets and liabilities being recognised as goodwill.

As part of the Alexion acquisition in 2021, we identified the assets (comprising principally launched products and IPR&D post pre-clinical stage) and liabilities acquired. Attributing fair values to assets acquired and liabilities assumed as part of business combinations is considered to be a key judgement. The purchase price allocation was performed with assistance from an independent valuer to advise on the valuation techniques and key assumptions in the valuation, in particular in respect of the valuation of the intangible assets and inventory.

The fair values assigned to the Alexion business combination in 2021 were:

Fair value
$m
Non-current assets
Property, plant and equipment	1,135
Right-of-use assets	263
Intangible assets	26,855
Other non-current assets	301
28,554
Current assets
Inventories	6,769
Trade and other receivables	2,096
Intangible assets	100
Cash and cash equivalents	4,086
13,051
Current liabilities
Interest-bearing loans and borrowings	(2,336)
Trade and other payables	(1,192)
Other current liabilities	(40)
(3,568)
Non-current liabilities
Lease liabilities	(228)
Deferred tax liabilities	(4,191)
Other non-current liabilities	(697)
(5,116)
Total net assets acquired	32,921
Less: non-controlling interests	(150)
Goodwill	8,287
Total fair value of consideration	41,058
Less: fair value of equity consideration	(27,196)
Less: fair value of replacement employee share awards	(513)
Less: cash and cash equivalents acquired	(4,086)
Net cash outflow	9,263

The estimated fair value and useful lives of intangible assets were as follows:

	Fair value	Useful lives
	$m	Years
Launched products – C5 franchise (Soliris/Ultomiris)	18,480	6 to 15
Launched products – Strensiq, Kanuma, Andexxa	5,215	11 to 17
Products in development	2,760	Not amortised
Other intangibles	500	5 to 10
	26,955

The fair value attributed to intangible assets was $26,955m and primarily represents intellectual property rights over launched products of $23,695m and products under development of $2,760m. These were fair valued using the multi-period excess earnings method, which uses a number of estimates regarding the amount and timing of future cash flows. The key assumptions in the cash flows are the probability of technical and regulatory success, peak year sales and revenue erosion curves. In accordance with the Group’s policy on impairment assessments as set out on page 159, the assets were assessed for impairment in the final quarter of 2023, 2022 and 2021. Future milestones have been included in the valuation of the intangible assets (as a deduction of cash flows).

The fair value of inventory, which includes raw materials, work in progress and finished goods related to the launched products was estimated at $6,769m, an uplift of $5,635m on the carrying value prior to the acquisition. The fair value adjustment relates only to work in progress and finished goods and was calculated as the estimated selling price less costs to complete and sell the inventory, associated margins on these activities and holding costs. As at 31 December 2023, the fair value uplift has been fully unwound.

Property, plant and equipment principally comprises the manufacturing facilities in Dublin and Athlone, Ireland and was fair valued using a cost approach. The estimated fair value of $1,135m represents an uplift of $111m over carrying value.

The estimated fair value of contingent liabilities was $76m, relating to various claims and disputes in each case where there is a possible, but not probable, future financial exposure, and involve an assessment of the likelihood of a number of scenarios in relation to those matters. This amount has been included within other non-current liabilities of $697m.

The estimated fair value of trade and other receivables was $2,096m, which approximated the contractual cash flows.

The net deferred tax position reflected an adjustment of $5,215m related to the deferred tax impact of the fair value uplifts on intangible assets, inventories, property, plant and equipment and contingent liabilities as described above.

Goodwill amounting to $8,287m was recognised on acquisition and is underpinned by a number of elements, which individually could not be quantified. Most significant among these is the premium attributable to a pre-existing, well-positioned business in the innovation-intensive, high-

growth rare diseases market with a highly skilled workforce and established reputation. Other important elements include the potential unidentified products that future research and development may yield and the core technological capabilities and knowledge base of the company. Goodwill is not expected to be deductible for tax purposes.

Non-controlling interests reflect Alexion’s pre-existing minority equity interest in Caelum Biosciences and have been valued at $150m, the agreed-upon exercise price for the exclusive option to acquire the remaining equity. The option was exercised on 28 September 2021 and the acquisition of Caelum Biosciences closed shortly thereafter on 5 October 2021 (Note 26).

Alexion’s results have been consolidated into the Group’s results from 21 July 2021. For the period from acquisition to 31 December 2021, before reflecting the fair value adjustments arising on the acquisition, Alexion’s Total Revenues were $3,071m and Profit after tax was $889m. If the acquisition had taken effect at the beginning of the reporting period in which the acquisition occurred (1 January 2021), on a pro forma basis, after reflecting the fair value adjustments arising on the acquisition, the Total Revenue of the combined Group for the year ended 31 December 2021 would have been $41,132m and the Loss after tax would have been $1,152m. This pro forma information does not purport to represent the results of the combined Group that actually would have occurred had the acquisition taken place on 1 January 2021 and should not be taken to be representative of future results.

Total acquisition-related costs of $5m (2022: $4m; 2021: $171m) have been incurred by the Group, which include advisory, legal and other professional fees. These costs are presented in the Statement of Comprehensive Income within Selling, general and administrative expense and Finance expense.

The terms of the acquisition include a retention bonus plan for legacy Alexion employees whereby up to $50m may be used for retention bonus awards to employees at the level of Vice President or below. In 2023, $nil costs were recorded in the Statement of Comprehensive Income (2022: $3m; 2021: $24m). These bonuses vested and were paid six months after the acquisition, or earlier.

Upon completion of the acquisition, all unvested Alexion employee share awards were converted into AstraZeneca restricted stock awards that continue to have, and shall be subject to, the same terms and conditions as applied in the corresponding Alexion awards immediately prior to completion. Alexion Performance Stock Plan (PSU) awards that included performance-based vesting conditions were converted using the greater of the original target level and Alexion's assessment of the level of achievement immediately prior to completion (subject to a limit of 175% for the awards granted in 2019 and a limit of 150% for the awards granted in 2020). In the year, a cost of $48m (2022: $257m; 2021: $257m) has been recorded in the Statement of Comprehensive Income, $nil (2022: $9m; 2021: $9m) in Cost of sales, $16m (2022: $92m; 2021: $73m) in Research and development expense and $32m (2022: $156m; 2021: $175m) in Selling, general and administrative expense. Payments made to the Employee Benefit Trust upon vesting of share awards recognised as part of the consideration for the acquisition of Alexion are recognised within investing activities in the Group’s Statement of Cash Flows as the cash payment relates to the settlement of the obligation that arose on the acquisition of Alexion that was included as part of the consideration for the acquisition.